Staff cost - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of income statement [line items]
Wages and salaries	¥ 1,193,214	$ 167,973	¥ 928,350	¥ 1,338,777
Contribution to defined contribution plans	354,014	49,836	371,458	386,551
Executive bonuses	24,200	3,407	16,500	19,355
Staff welfare	74,727	10,520	79,206	93,992
Staff severance cost	35,547	5,004	19,531	11,771
Others	3,542	499	3,875	4,887
Staff costs	¥ 1,685,244	$ 237,239	¥ 1,418,920	¥ 1,855,333